OTHER NON-CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepayments for property, equipment and software	¥ 5,084	$ 701	¥ 10,282
Long-term deposits	2,383	329	2,430
Others	3,419	471	3,137
Total other non-current assets	¥ 10,886	$ 1,501	¥ 15,849